Financial assets - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 1,334,351	€ 1,202,689
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,332,075	1,202,223
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,168,490	1,062,675
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,167,161	1,062,981
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	165,861	140,014
Debt instruments | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 164,914	€ 139,242